CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 11 — CONCENTRATIONS

During the three months ended March 31, 2016, the Company recorded revenue from individual sales or services rendered of $125,000 (13%), $99,000 (11%) and $97,000 (10%), all of which are in excess of 10% from three customers of the Company’s total sales.
At March 31, 2016, approximately 63% of net accounts receivable was due from four customers, respectively, as follows: $273,000 (23%), $231,000 (19%) due from unrelated parties and $125,000 (10%), and $138,000 (11%) due from a related party.
During the three months ended March 31, 2016, approximately 16% of the Company’s inventory purchases were derived from one vendor.

15 — CONCENTRATIONS

During the year ended December 31, 2015, the Company recorded sales to two customers of $229,000 (25%), and $150,000 (16%) in excess of 10% of the Company’s total sales. During the year ended December 31, 2014, the Company recorded sales to two customers of $204,000 (32%), and $100,000 (16%) in excess of 10% of the Company’s total sales. During the year ended December 31, 2014, the Company also recorded consulting revenue of which $200,000 (32%) came from one customer.
At December 31, 2015, approximately 100% of net accounts receivable was due from three customers broken down individually as follows: $272,000 (43%) and $231,000 (36%) due from unrelated parties, and $138,000 (21%) due from a related party. At December 31, 2014, approximately 97% of net accounts receivable was due from four customers, of which three comprised more than 10% of the outstanding balance, broken down individually as follows; $289,000 (41%), $190,000 (27%) and $172,000 (24%).
During the year ended December 31, 2015, approximately 61% of the Company’s inventory purchases were derived from three vendors broken down individually as follows: $41,000 (30%), $27,000 (19%) and $16,000 (12%). During the year ended December 31, 2014, approximately 33% of the inventory purchases were derived from three vendors broken down individually as follows: $239,000 (13%), $188,000 (10%) and $178,000 (10%).